Income taxes - Deferred Tax Assets (Liabilities) Continuity (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	$ 552	$ 301
Charged (credited) to consolidated statement of loss	(191)	323
Charged (credited) to other comprehensive loss	68	(68)
Other	(415)	(4)
Balance at the end of the period	14	552
Property and equipment
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	3,513	2,617
Charged (credited) to consolidated statement of loss	(535)	896
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	2,978	3,513
Intangible assets
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(46,697)	(67,972)
Charged (credited) to consolidated statement of loss	12,060	21,275
Charged (credited) to other comprehensive loss	0	0
Other	(395)	0
Balance at the end of the period	(35,032)	(46,697)
Lease liabilities
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	5,657	6,045
Charged (credited) to consolidated statement of loss	(1,865)	(388)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	3,792	5,657
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(4,213)	(5,028)
Charged (credited) to consolidated statement of loss	1,371	815
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	(2,842)	(4,213)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	24,741	49,467
Charged (credited) to consolidated statement of loss	(6,889)	(24,726)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	17,852	24,741
Deferred revenue
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	421	530
Charged (credited) to consolidated statement of loss	(34)	(109)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	387	421
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	0	3,170
Charged (credited) to consolidated statement of loss		(3,170)
Charged (credited) to other comprehensive loss		0
Other		0
Balance at the end of the period		0
Long-term incentive plan
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	8,844	6,211
Charged (credited) to consolidated statement of loss	(212)	2,633
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	8,632	8,844
Capitalized R&D costs
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	12,535	7,542
Charged (credited) to consolidated statement of loss	(3,475)	4,993
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	9,060	12,535
Other
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(4,249)	(2,281)
Charged (credited) to consolidated statement of loss	(612)	(1,896)
Charged (credited) to other comprehensive loss	68	(68)
Other	(20)	(4)
Balance at the end of the period	$ (4,813)	$ (4,249)